Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortization of acquired intangible assets and land use right	$ 67,233	$ 109,422	$ 101,491
Finite-Lived Intangible Assets [Member]
Amortization of acquired intangible assets and land use right	$ 58,626	$ 102,465	$ 94,510